Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 11,215	$ 16,932
Marketable securities	16,774	19,591
Accounts receivable, net	7	131
Inventories, net	382	583
Prepaid and other current assets	1,793	2,517
Total current assets	30,171	39,754
Right-of-use assets	10,499	11,226
Property and equipment, net	459	281
Restricted cash	2,150	2,150
Other noncurrent assets	735	906
Total assets	44,014	54,317
Liabilities, Current [Abstract]
Accounts payable	3,678	3,442
Accrued expenses and other current liabilities	5,178	6,585
Contract liabilities	74	0
Total current liabilities	8,930	10,027
Operating lease liabilities, noncurrent	14,064	14,858
Convertible note	146	0
Other noncurrent liabilities	64	409
Total liabilities	23,204	25,294
COMMITMENTS AND CONTINGENCIES (Note 15)
STOCKHOLDERS’ EQUITY:
Preferred stock—$0.0001 par value: 1,000,000 shares authorized; no shares issued and outstanding	0	0
Common stock—$0.0001 par value: 600,000,000 shares authorized; 8,437,733 and 6,310,090 shares issued and outstanding at June 30, 2024 and December 31, 2023	1	1
Additional paid-in capital	376,658	366,647
Accumulated other comprehensive (loss) income	(8)	10
Accumulated deficit	(355,841)	(337,635)
Total stockholders’ equity	20,810	29,023
Total liabilities and stockholders’ equity	$ 44,014	$ 54,317